IMPAIRMENT OF PP&E - General Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Impairment
Asset impairment	$ 0		$ 3,400